Filed with the Securities and Exchange Commission on November 20, 2013

1933 Act Registration File No. 333-190020
1940 Act File No. 811-22871

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 1	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2	☒

(Check appropriate box or boxes.)
HCIM Trust
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices) (Zip Code)

1-866-388-6292
(Registrant’s Telephone Number, Including Area Code)

David B. Perkins
Hatteras Capital Investment Management, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

WITH A COPY TO:
Joshua B. Deringer, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ______ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 1 to the HCIM Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 1 on Form N-1A/A filed October 18, 2013.  This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement for its series: Hatteras PE Intelligence Fund and Hatteras Disciplined Opportunity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Raleigh and the State of North Carolina, on November 19th, 2013.

HCIM Trust

By: /s/ J. Michael Fields
           J. Michael Fields
           Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on November 19th, 2013.

Signature	Title

/s/ H. Alexander Holmes*	Independent Trustee
H. Alexander Holmes

/s/ Thomas Mann*	Independent Trustee
Thomas Mann

/s/ Steve E. Moss*	Independent Trustee
Steve E. Moss

/s/ Gregory S. Sellers*	Independent Trustee
Gregory S. Sellers

/s/ Daniel K. Wilson*	Independent Trustee
Daniel K. Wilson

/s/ Robert Lance Baker*	Treasurer and Chief Financial Officer
Robert Lance Baker

/s/ David B. Perkins*	Interested Trustee, President and Chief Executive Officer
David B. Perkins

By: /s/ J. Michael Fields J. Michael Fields, Secretary	*Attorney-in-Fact pursuant to Power of Attorney filed on October 18, 2013

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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